Revenue (Tables)	12 Months Ended
Jun. 30, 2021
Revenue [abstract]
Summary of Disaggregation of Our Overall Revenues
The table below provides a disaggregation of our overall revenues for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Cloud Services	$112,439	$96,334
Managed professional services	4,609	4,174

	117,048	100,508
Professional services	309	420
Other	3,427	3,743

	$120,784	$104,671

Summary of a Reconciliation of Deferred Revenue Balances to Invoiced Billings
The following table provides a reconciliation of deferred revenue balances to invoiced billings and revenue for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Balance, beginning of year	$142,604	$134,428
Billings	138,362	112,847
Revenue recognized	(120,784)	(104,671)

Balance, end of year	160,182	142,604
Less: current portion	(93,303)	(80,844)

	$66,879	$61,760

Summary of Deferred Revenue to be Recognized	The Company’s deferred revenue is scheduled to be recognized in the years ended June 30, as follows:

2022	$93,303
2023	40,540
2024	19,492
2025	6,847

$160,182